Note 4 - Investments (Details Textual)	9 Months Ended
Sep. 30, 2018
Bottom of range [member]
Statement Line Items [Line Items]
Term deposits, interest rate	1.71%
Top of range [member]
Statement Line Items [Line Items]
Term deposits, interest rate	2.47%